Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member] [1]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 3,000	$ 97,001		$ 284,200	$ 384,201
Balance, shares at Dec. 31, 2021		30,000,000
Net income					1,977,132	1,977,132
Foreign currency translation adjustment
Balance at Dec. 31, 2022		$ 3,000	97,001		2,261,332	2,361,333
Balance, shares at Dec. 31, 2022		30,000,000
Net income					1,211,787	1,211,787
Capital contribution from shareholder			3,899,999			3,899,999
Dividend distribution					(3,099,999)	(3,099,999)
Foreign currency translation adjustment
Balance at Dec. 31, 2023		$ 3,000	3,997,000		373,120	4,373,120
Balance, shares at Dec. 31, 2023		30,000,000
Net income					171,597	171,597
Foreign currency translation adjustment				145		145
Conversion of ordinary shares	$ 735	$ (735)
Conversion of ordinary shares, shares	7,350,000	(7,350,000)
Balance at Dec. 31, 2024	$ 735	$ 2,265	$ 3,997,000	$ 145	$ 544,717	$ 4,544,862
Balance, shares at Dec. 31, 2024	7,350,000	22,650,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.